Cash and cash equivalents (Narrative) (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)
Statement [Line Items]
Cash equivalents, weighted average interest rate	1.25%
Cash	$ 266,785		$ 404,347
Cash held in USD [Member]
Statement [Line Items]
Cash	$ 69,500	$ 55.4	$ 243,000	$ 181.0